Real Estate Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Real Estate [Abstract]
Schedule of Real Estate Properties
The following table reflects the number and related base purchase prices of properties acquired as of December 31, 2015 and during the six months ended June 30, 2016:

	Number of Properties	Base Purchase Price(1)
		(In thousands)
As of December 31, 2015	329	$2,633,562
Six Months Ended June 30, 2016	—	—
Portfolio as of June 30, 2016	329	$2,633,562
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(1)	Contract purchase price, excluding acquisition related costs, based on the exchange rate at the date of purchase, where applicable.

The following table reflects the number and related base purchase prices of properties acquired as of December 31, 2014 and during the year ended December 31, 2015:

	Number of Properties	Base Purchase Price(1)
		(In thousands)
As of December 31, 2014	307	$2,378,554
Twelve months ended December 31, 2015	22	255,008
Portfolio as of December 31, 2015	329	$2,633,562
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(1)	Contract purchase price, excluding acquisition related costs, based on the exchange rate at the time of purchase, where applicable.

Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of the assets acquired and liabilities assumed during the six months ended June 30, 2015 based on contract purchase price, excluding acquisition related costs, based on the exchange rate at the time of purchase. There were no acquisitions during the six months ended June 30, 2016.

(Dollar amounts in thousands)	June 30, 2015
Real estate investments, at cost:
Land	$6,867
Buildings, fixtures and improvements	31,635
Total tangible assets	38,502
Intangibles acquired:
In-place leases	8,571
Above market lease assets	166
Below market lease liabilities	(632)
Below market ground lease assets	577
Total assets acquired, net	47,184
Cash paid for acquired real estate investments	$47,184
Number of properties purchased	4

The following table presents the allocation of the assets acquired and liabilities assumed during the years ended December 31, 2015, 2014 and 2013 based on contract purchase price, excluding acquisition related costs, based on the exchange rate at the time of purchase.

	Year Ended December 31, (1)
(Dollar amounts in thousands)	2015	2014	2013
Real estate investments, at cost:
Land	$23,865	$288,376	$44,118
Buildings, fixtures and improvements	192,052	1,450,862	103,127
Total tangible assets	215,917	1,739,238	147,245
Intangibles acquired:
In-place leases	44,241	418,419	44,865
Above market lease assets	1,007	26,711	2,159
Below market lease liabilities	(7,449)	(17,513)	(5,983)
Below market ground lease assets	3,363	901	—
Above market ground lease liabilities	(2,071)	—	—
Goodwill	—	3,665	—
Total assets acquired, net	255,008	2,171,421	188,286
Mortgage notes payable used to acquire real estate investments	(31,933)	(217,791)	(75,651)
Credit facility borrowings used to acquire real estate investments	—	(446,558)	—
Other liabilities assumed	—	—	(1,664)
Cash paid for acquired real estate investments	$223,075	$1,507,072	$110,971
Number of properties purchased	22	270	36

Business Acquisition, Pro Forma Information
The following table presents unaudited pro forma information as if acquisitions completed during the three and six months ended June 30, 2015 had been consummated on January 1, 2015.

(In thousands, except per share data)	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
Pro forma revenues	$50,102	$100,752
Pro forma net loss	$(44,577)	$(17,306)
Pro forma basic and diluted net loss per share	$(0.25)	$(0.10)

The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2015, had been consummated on January 1, 2014. Additionally, the unaudited pro forma net income (loss) attributable to stockholders was adjusted to exclude acquisition and transaction related expense of $6.1 million for the year ended December 31, 2015 to the year ended December 31, 2014. Such acquisition and transaction related expenses have been reflected in the year ended December 31, 2014 as if such acquisitions costs had been consummated on January 1, 2014.

	Year Ended December 31,
(In thousands)	2015	2014
Pro forma revenues	$219,932	$227,134
Pro forma net income (loss)	$9,716	$58,456
Pro forma basic and diluted net income (loss) per share	$0.06	$0.46

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rental cash payments due to the Company over the next five calendar years and thereafter as of June 30, 2016. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indices among other items.

(In thousands)	Future Minimum Base Rent Payments (1)
2016 (remainder)	$96,801
2017	196,511
2018	198,978
2019	201,396
2020	203,516
2021	201,556
Thereafter	925,205
$2,023,963

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(1)	Based on the exchange rate as of June 30, 2016.
Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016 (remainder)	$666
2017	1,330
2018	1,330
2019	1,330
2020	1,330
2021	1,330
Thereafter	41,994
Total	$49,310

The following presents future minimum base rental cash payments due to the Company during the next five calendar years and thereafter as of December 31, 2015. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indices among other items.

(In thousands)	Future Minimum Base Rent Payments (1)
2016	$195,718
2017	199,195
2018	201,720
2019	204,203
2020	206,384
Thereafter	1,151,118
Total	$2,158,338
Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016	$1,306
2017	1,307
2018	1,307
2019	1,307
2020	1,307
2021	1,307
Thereafter	41,251
Total	$49,092

Schedule of Annualized Rental Income by Major Tenants
The following table lists the tenants whose annualized rental income on a straight-line basis represented 10% or greater of consolidated annualized rental income on a straight-line basis for all properties as of December 31, 2015, 2014 and 2013.

	December 31,
Tenant	2015	2014	2013
Encanto Restaurants, Inc.	*	*	19.4%
Western Digital Corporation	*	*	14.6%
Thames Water Utilities Limited	*	*	11.7%
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*	Tenant's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table lists the countries and states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented greater than 10.0% of consolidated annualized rental income on a straight-line basis as of June 30, 2016 and 2015.

	Three Months Ended June 30,
Country	2016	2015
United Kingdom	17.6%	22.0%
United States:
Texas	11.6%	11.6%

The following table lists the countries and states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2015, 2014 and 2013.

	December 31,
Country	2015	2014	2013
Germany	*	10.9%	*
Puerto Rico	*	*	19.4%
United Kingdom	19.2%	22.0%	38.4%
United States:
California	*	*	14.6%
Texas	11.5%	10.4%	*
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*	Geography's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.